Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, authorized	127,400,000	75,000,000
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	38,653,958	37,537,563
Ordinary shares, outstanding	38,653,958	37,537,563